Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventory	Inventory consists of the following (in USD thousands):

	December 31,
	2024	2023
Raw materials	$5,526	$7,007
Work in progress	1,321	1,482
Finished goods	105	127
Provision	(1,084)	(2,134)
Total	$5,868	$6,482

Summary of Inventory Provision Movement
Inventory provision movement for the years ended December 31, 2024 and 2023, respectively are as follows (in USD thousands):

	2024	2023
As of January 1	$(2,134)	$(1,503)
Increase	(770)	(1,276)
Reversals	486	136
Write-off	1,241	692
Currency translation adjustment	93	(183)
As of December 31	$(1,084)	$(2,134)